Related party transactions - Additional Information (Details) € in Thousands	Jun. 30, 2023 EUR (€) licensing_agreement
Disclosure of transactions between related parties [Line Items]
Provision for attendance fees	€ 176
Amounts payable, related party transactions	€ 2,587
Novo Nordisk A/S
Disclosure of transactions between related parties [Line Items]
Number of licensing agreements | licensing_agreement	3
Amounts payable, related party transactions	€ 0